SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Preferred shares	$ 6,189,000	$ 9,359,000	$ 13,460,000
Convertible loan notes	5,017,000	3,743,000	3,269,000
	11,206,000	13,102,000	16,729,000	$ 11,619,000
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Preferred shares	6,189,000	9,359,000	13,460,000
Convertible loan notes	5,017,000	3,743,000	$ 3,269,000
	$ 11,206,000	$ 13,102,000